Note 18 - Borrowings - Borrowings by Currency and Rate (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Borrowings	$ 29,187	$ 34,645
Borrowings	509,820	931,214
United States of America, Dollars | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings	18,762	19,120
Borrowings	138,303	187,872
United States of America, Dollars | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings	16,847	17,640
Euro Member Countries, Euro | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings	9,023	13,828
Borrowings	4,178	839
Euro Member Countries, Euro | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings	1,402	1,638
Borrowings	198	169
Other currency [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings	33	8
Other currency [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings		59
Borrowings	89	138
Mexico, Pesos | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings	301,047	412,719
Argentina, Pesos | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings	$ 49,125	$ 311,829